DEFERRED TAX (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of deferred taxes [text block] [Abstract]
Disclosure Of Deferred Taxes	The Group’s and the Bank’s deferred tax assets and liabilities are as follows:

	The Group		The Bank
	2019 £m	2018 £m	2019 £m	2018 £m
Statutory position
Deferred tax assets	3,366	3,222	2,029	1,984
Deferred tax liabilities	–	–	–	–
Net deferred tax asset	3,366	3,222	2,029	1,984

Tax disclosure
Deferred tax assets	4,710	4,738	2,715	2,732
Deferred tax liabilities	(1,344)	(1,516)	(686)	(748)
Net deferred tax asset	3,366	3,222	2,029	1,984

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]	Movements in deferred tax liabilities and assets (before taking into consideration the offsetting of balances within the same taxing jurisdiction) can be summarised as follows:

The Group Deferred tax assets	Tax losses £m	Property, plant and equipment £m	Pension liabilities £m	Provisions £m	Share-based payments £m	Derivatives £m	Other temporary differences £m	Total £m
At 1 January 2018	4,011	715	79	355	35	–	11	5,206
(Charge) credit to the income statement	(228)	(69)	92	(21)	(2)	–	(5)	(233)
Credit to other comprehensive income	–	–	(92)	(138)	–	–	–	(230)
Impact of acquisitions and disposals	–	–	–	–	(5)	–	–	(5)
At 31 December 2018	3,783	646	79	196	28	–	6	4,738
(Charge) credit to the income statement	(183)	3	(100)	(87)	4	19	126	(218)
Credit to other comprehensive income	–	–	74	116	–	–	–	190
At 31 December 2019	3,600	649	53	225	32	19	132	4,710
Deferred tax liabilities	Acquisition fair value £m	Pension assets £m	Derivatives £m	Asset revaluations[1] £m	Other temporary differences £m	Total £m
At 1 January 2018	(832)	(181)	(492)	(201)	(94)	(1,800)
(Charge) credit to the income statement	134	(67)	(33)	(37)	1	(2)
(Charge) credit to other comprehensive income	–	(25)	137	137	–	249
Impact of acquisitions and disposals	–	–	–	–	34	34
Exchange and other adjustments	–	–	–	–	3	3
At 31 December 2018	(698)	(273)	(388)	(101)	(56)	(1,516)
(Charge) credit to the income statement	215	59	(34)	(21)	(53)	166
(Charge) credit to other comprehensive income	–	64	(140)	84	–	8
Exchange and other adjustments	–	–	–	–	(2)	(2)
At 31 December 2019	(483)	(150)	(562)	(38)	(111)	(1,344)
The Bank Deferred tax assets	Tax losses £m	Property, plant and equipment £m	Pension liabilities £m	Provisions £m	Share-based payments £m	Other temporary differences £m	Total £m
At 1 January 2018	2,433	404	40	198	25	5	3,105
(Charge) credit to the income statement	(149)	(60)	60	(7)	(5)	(4)	(165)
Credit to other comprehensive income	–	–	(70)	(138)	–	–	(208)
At 31 December 2018	2,284	344	30	53	20	1	2,732
(Charge) credit to the income statement	(86)	(20)	(57)	(41)	(1)	12	(193)
Charge to other comprehensive income	–	–	60	116	–	–	176
At 31 December 2019	2,198	324	33	128	19	13	2,715
Deferred tax liabilities	Pension assets £m	Derivatives £m	Asset revaluations[1] £m	Other temporary differences £m	Total £m
At 1 January 2018	(175)	(518)	(203)	(63)	(959)
(Charge) credit to the income statement	(45)	–	(14)	32	(27)
(Charge) credit to other comprehensive income	44	87	114	–	245
Exchange and other adjustments	–	–	–	(7)	(7)
At 31 December 2018	(176)	(431)	(103)	(38)	(748)
(Charge) credit to the income statement	59	–	(19)	17	57
Credit to other comprehensive income	20	(105)	86	(1)	–
Exchange and other adjustments	–	–	–	5	5
At 31 December 2019	(97)	(536)	(36)	(17)	(686)
1	Financial assets at fair value through other comprehensive income.
1	Financial assets at fair value through other comprehensive income.